Quarterly Information (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Oct. 01, 2011		Jul. 02, 2011		Apr. 02, 2011		Dec. 31, 2010		Oct. 02, 2010		Jul. 03, 2010		Apr. 03, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Information [Abstract]
Net sales	$ 4,829,677,000		$ 5,252,144,000		$ 5,107,809,000		$ 4,833,934,000		$ 3,853,750,000		$ 4,140,069,000		$ 4,195,966,000		$ 3,654,842,000		$ 20,023,564,000	$ 15,844,627,000	$ 11,190,296,000
Gross margin	368,109,000	[1]	475,861,000	[1]	666,218,000	[1]	438,409,000	[1]	132,543,000	[2]	190,290,000	[2]	308,037,000	[2]	212,795,000	[2]
Net earnings	158,173,000	[3]	200,111,000	[3]	321,578,000	[3]	181,122,000	[3]	8,887,000	[4]	50,024,000	[4]	106,218,000	[4]	41,194,000	[4]	860,984,000	206,323,000	(237,178,000)
Net earnings (loss) attributable to Nucor stockholders	137,056,000	[3]	181,518,000	[3]	299,773,000	[3]	159,841,000	[3]	(11,359,000)	[4]	23,495,000	[4]	90,992,000	[4]	30,964,000	[4]	778,188,000	134,092,000	(293,613,000)
Basic	$ 0.43		$ 0.57		$ 0.94		$ 0.50		$ (0.04)		$ 0.07		$ 0.29		$ 0.10		$ 2.45	$ 0.42	$ (0.94)
Diluted	$ 0.43		$ 0.57		$ 0.94		$ 0.50		$ (0.04)		$ 0.07		$ 0.29		$ 0.10		$ 2.45	$ 0.42	$ (0.94)
LIFO charges	51,800,000		28,000,000		32,000,000		31,000,000		23,000,000		50,000,000		67,000,000		24,000,000
Impairment charges			13,900,000
Charge of estimated closure costs									10,000,000
Gain related to correction of error in the actuarial calculation	$ 29,000,000

[1]	Nucor incurred LIFO charges of $31.0 million, $32.0 million, $28.0 million and $51.8 million in the first, second, third and fourth quarters, respectively. In the fourth quarter, Nucor recognized a gain of $29.0 million related to the correction of an error in the actuarial calculation associated with the medical plan covering certain eligible early retirees.
[2]	Nucor incurred LIFO charges of $24.0 million, $67.0 million, $50.0 million and $23.0 million in the first, second, third and fourth quarters, respectively.
[3]	The third quarter includes a pre-tax charge of $13.9 million for impairment of Nucor's equity investment in a dust recycling project.
[4]	The fourth quarter included a charge of $10.0 million for Nucor's share of the estimated closure costs of the HIsmelt plant.